Note 5 - Related Party Transactions (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2021	Dec. 31, 2025	Oct. 13, 2023
Related Party [Member]
Notes and Loans Payable	$ 181,743			$ 627,231
Sentinel [Member]
Related Party Transaction, Commission on Premium, Maximum, Percentage			5.00%
Technomar [Member]
Related Party Transaction, Amounts of Transaction per Crew Member per Month			$ 50
Ergina Shipping Ltd. [Member]
Related Party Transaction, Amounts of Transaction	7,500	$ 7,500
Related Party Contract, Annual Proceeds					$ 15,000
Related Party Management Fees [Member]
Vessel Management Fees	2,082,405	2,182,187
Annual Compensation [Member] | Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction	740,000	727,500
Vessel Sales [Member] | Eurochart [Member]
Related Party Transaction, Commission, Percentage			1.00%
Charter Revenues [Member] | Eurochart [Member]
Related Party Transaction, Amounts of Transaction	403,181	267,942
Related Party Transaction, Commission, Percentage			1.25%
Commission of Purchase Price Paid by Seller of Vessel [Member] | Eurochart [Member]
Related Party Transaction, Commission, Percentage			1.00%
Commission In Connection With Sale of Vessel [Member] | Eurochart [Member] | M/V “Tasos” Vessels [Member]
Related Party Transaction, Amounts of Transaction	50,200
Crew Fees [Member] | Sentinel [Member]
Related Party Transaction, Amounts of Transaction	43,598	50,423
Crew Fees [Member] | Technomar [Member]
Related Party Transaction, Amounts of Transaction	$ 85,000	$ 98,773